STATEMENT OF SHAREHOLDERS' EQUITY (USD $)	Common stock	Additional Paid-in Capital	Common Stock Payable	Deficit Accumulated during the Development Stage	Total
Balance at Dec. 31, 2008	$ 481	$ 1,841,917	$ 804,200	$ (1,952,369)	$ 694,229
Balance (in shares) at Dec. 31, 2008	4,806,002
Common stock issued for cash and subscription payable	50	3,125,453	(643,160)	0	2,482,343
Common stock issued for cash and subscription payable (in shares)	504,706
Options and warrant compensation expense	0	2,211,306	0	0	2,211,306
Stock issuance cost	0	(3,014)	0	0	(3,014)
Net loss for the period	0	0	0	(4,915,071)	(4,915,071)
Balance at Dec. 31, 2009	531	7,175,662	161,040	(6,867,440)	469,793
Balance (in shares) at Dec. 31, 2009	5,310,708
Common stock issued for cash and subscription payable	77	2,632,773	25,860	0	2,658,710
Common stock issued for cash and subscription payable (in shares)	772,312
Common stock issued for services	3	221,397	0	0	221,400
Common stock issued for services (in shares)	30,970
Common stock issued for prepaid marketing	3	219,997	0	0	220,000
Common stock issued for prepaid marketing (in shares)	33,333
Exercise of warrants	1	22,799	(2,400)	0	20,400
Exercise of warrants (in shares)	6,333
Options and warrant compensation expense	0	1,276,915	0	0	1,276,915
Stock issuance cost	0	(25,202)	0	0	(25,202)
Net loss for the period	0	0	0	(4,480,600)	(4,480,600)
Balance at Dec. 31, 2010	615	11,524,341	184,500	(11,348,040)	361,416
Balance (in shares) at Dec. 31, 2010	6,153,656
Common stock issued for cash and subscription payable	63	1,503,016	(184,500)	0	1,318,579
Common stock issued for cash and subscription payable (in shares)	621,100
Common stock issued for services	3	151,247	0	0	151,250
Common stock issued for services (in shares)	33,333
Exercise of warrants	6	(6)	0	0	0
Exercise of warrants (in shares)	62,718
Options and warrant compensation expense	0	344,403	0	0	344,403
Common stock subscriptions payable	0	0	60,446	0	60,446
Stock issuance cost	0	(93,440)	0	0	(93,440)
Net loss for the period	0	0	0	(1,744,050)	(1,744,050)
Balance at Jun. 30, 2011	$ 687	$ 13,429,561	$ 60,446	$ (13,092,090)	$ 398,604
Balance (in shares) at Jun. 30, 2011	6,870,807